Property, plant and equipment - Reconciliation of changes in property, plant and equipment (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 2,059,621
Depreciation of property, plant and equipment	1,198,520	$ 1,671,269
Property, plant and equipment at end of period	4,232,077	2,059,621
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	927,512
Property, plant and equipment at end of period	638,668	927,512
Factory and factory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,054,115
Property, plant and equipment at end of period	$ 1,375,124	1,054,115
Depreciation rate, property, plant and equipment	20.00%
Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 77,994
Property, plant and equipment at end of period	$ 2,218,285	77,994
Depreciation rate, property, plant and equipment	33.00%
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,922,705	3,641,185
Additions	3,237,154	606,296
Disposal	840,398	205,488
Exchange adjustments	220,346	(119,288)
Property, plant and equipment at end of period	6,539,807	3,922,705
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,707,918	1,765,777
Additions	466,834	0
Disposal	0	0
Exchange adjustments	82,726	(57,859)
Property, plant and equipment at end of period	2,257,478	1,707,918
Cost | Factory and factory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,234,146	944,682
Additions	560,481	525,889
Disposal	0	205,488
Exchange adjustments	65,045	(30,937)
Property, plant and equipment at end of period	1,859,672	1,234,146
Cost | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	980,641	930,726
Additions	2,209,839	80,407
Disposal	840,398	0
Exchange adjustments	72,575	(30,492)
Property, plant and equipment at end of period	2,422,657	980,641
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,863,084)	(244,253)
Depreciation of property, plant and equipment	1,198,520	1,671,269
Disposal	(840,398)	(44,522)
Exchange adjustments	86,524	(7,916)
Property, plant and equipment at end of period	(2,307,730)	(1,863,084)
Amortization | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(780,406)	(161,057)
Depreciation of property, plant and equipment	787,062	624,593
Disposal	0	0
Exchange adjustments	51,342	(5,244)
Property, plant and equipment at end of period	(1,618,810)	(780,406)
Amortization | Factory and factory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(180,031)	(31,489)
Depreciation of property, plant and equipment	290,111	194,088
Disposal	0	(44,522)
Exchange adjustments	14,406	(1,024)
Property, plant and equipment at end of period	(484,548)	(180,031)
Amortization | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(902,647)	(51,707)
Depreciation of property, plant and equipment	121,347	852,588
Disposal	(840,398)	0
Exchange adjustments	20,776	(1,648)
Property, plant and equipment at end of period	$ (204,372)	$ (902,647)